Warrant liabilities (Details) - Schedule of assumptions used in calculating estimated fair value of such warrant liabilities - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	39.50%			58.00%
Risk-free rate	14.85%			0.22%
Contractual term (years)	4 years			6 months 29 days
Number of warrants in aggregate	5,200,000	14,961.265	14,961.265	4,606.027
Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility		85.00%	85.00%
Risk-free rate	3.75%	3.80%	3.80%
Contractual term (years)			6 years 1 month 6 days
Exercise price			500	963
Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility		91.80%	91.80%
Risk-free rate	4.20%	3.90%	3.90%
Contractual term (years)			9 years 10 months 24 days
Exercise price			1,512	1,406